NON-CURRENT LIABILITIES (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
NON-CURRENT LIABILITIES:
Deferred revenues (a)	[1]	$ 4,669	$ 3,157
Lease liabilities (b)		254	254
Other liabilities			8
Total non-current liabilities		$ 4,923	$ 3,419

[1]	Including an amount of $1,479 relating to deferred distribution fees received as of the both years ended December 31, 2022 and 2021, respectively. For more information see note 14c.